RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Classification Differences Between The Financial Statements and Form 5500

The following describes classification differences between the financial statements and the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$2,372,959,537	$2,197,248,519
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,160,178)	(20,633,206)
Net assets available for benefits per Form 5500	$2,361,799,359	$2,176,615,313